Sector Regulation and Electricity System Operations - Additional Information (Detail)																							1 Months Ended							3 Months Ended		6 Months Ended	10 Months Ended	12 Months Ended
	Mar. 13, 2018	Mar. 06, 2018	Feb. 01, 2018 $ / MWh Installment	Sep. 25, 2017 $ / MWh kW	Aug. 17, 2017 USD_MW Project Province kW	May 10, 2017 Project kW	Apr. 20, 2017	Mar. 14, 2017	Feb. 01, 2017 USD ($)	Nov. 16, 2016 Project kW	Oct. 28, 2016 Project kW	Sep. 14, 2016 kWh	Aug. 30, 2016	May 17, 2016 kW	Apr. 19, 2016	Mar. 22, 2016 kcal / kW kW	Mar. 15, 2016	Feb. 12, 2016 MW	Oct. 21, 2015	Jul. 01, 2015	Apr. 22, 2015	Mar. 01, 2015	Nov. 30, 2017 kWh	Sep. 30, 2016 USD_MW	Feb. 29, 2016 kWh	Jan. 31, 2016 kWh	Mar. 31, 2015	Nov. 30, 2014	Jan. 31, 2013	Jun. 30, 2018 Offer kW	Mar. 31, 2017 Offer kW	Dec. 31, 2017 Offer	Dec. 01, 2017 Offer kW	Dec. 31, 2018 Offer	Dec. 31, 2017 USD ($) $ / MWh kWh Offer BrazilReal / MWh MW USD_MW Project Tender Supplier kW	Dec. 31, 2017 BRL (R$) $ / MWh kWh Offer BrazilReal / MWh MW USD_MW Project Tender Supplier kW	Dec. 31, 2016	Dec. 31, 2016 USD ($)	Dec. 31, 2016	Dec. 31, 2016 $ / MWh	Dec. 31, 2016 $ / MWh	Dec. 31, 2016 kW	Dec. 31, 2016 Offer	Dec. 31, 2016 BRL (R$)	Dec. 31, 2016 BrazilReal / MWh	Dec. 31, 2016 Tender	Dec. 31, 2016 MWavg	Dec. 31, 2016 TariffAdujstment	Dec. 31, 2015	Dec. 31, 2015 USD ($)	Dec. 31, 2015	Dec. 31, 2015 kW	Dec. 31, 2015 BrazilReal / MWh	Dec. 31, 2015 Tender	Dec. 31, 2015 MWavg	Feb. 01, 2017 ARS ($)
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Spot price ceiling price per MWh | $ / MWh																																								120
Payment for capacity fell per MWh																																								10	10
Capacity payments, subsequently risen | $ / MWh																																								12
Description of nature of price of firm capacity																																			Thermal generators may declare the price of firm capacity to be committed for a three-year period per unit each summer period, and may also provide the information by summer and winter periods (adjustments could be made during the period).	Thermal generators may declare the price of firm capacity to be committed for a three-year period per unit each summer period, and may also provide the information by summer and winter periods (adjustments could be made during the period).
Energy amount used by distributors | $																																			$ 3,940,466,000			$ 2,442,519,000												$ 2,880,537,000
Energy capacity granted under contracting hydroelectrical plants concessions tender																																																				6,061,000			3,223
Ronda 1 [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Energy capacity																																			1,142,000	1,142,000						1,000,000
Number of projects | Project																																			29	29
Ronda 1.5 [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Energy capacity																																										1,281,500
Ronda 1 and 1.5 [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Energy capacity																																			2,423,500	2,423,500
Wholesale Price Subsidies [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Percentage reduction of wholesale price subsidies taking up to value of seasonal price operated			90.00%
Investment Plan Committed [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
EDESUR rate per unit without taxes | $ / MWh			2.2828
Enel Distribución Ceará [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Percentage of operating cost efficiency		100.00%
Enel Distribución Ceará [Member] | Management Of Operating Costs [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Percentage of operating cost efficiency		100.00%
Garabi I [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Allowed Annual Revenue | R$																																				R$ 167,874,943.85
Allowed annual revenue adjusted | R$																																				9,581,554.75
Garabi II [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Allowed Annual Revenue | R$																																				174,388,271.81
Allowed annual revenue adjusted | R$																																				R$ 9,953,306.53
Enel Generación Costanera [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Energy capacity				506,000
Energy capacity granted under new pricing offers						4,597,000
Number of projects | Project						40				2
Average price quoted under tender | $ / MWh				17,769
Project One [Member] | Enel Generación Costanera [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Energy capacity										350,000
Project Two [Member] | Enel Generación Costanera [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Energy capacity										415,000
Electricity Distribution [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Description of loan repayment period																																			The government created the ACR account to cover the additional energy costs through bank loans to be paid within two years through the tariff. Distributors had used approximately R$ 18,000 millions (approximately ThUS$ 5,283 million) from the ACR account by December 31, 2014. However, this was not sufficient to cover the shortfall. In March 2015, a new loan was approved against the ACR account to cover the shortfall of November and December 2014. In addition, an extension in the payment period was approved for all loans, which currently will have to be paid in 54 months from November 2015.	The government created the ACR account to cover the additional energy costs through bank loans to be paid within two years through the tariff. Distributors had used approximately R$ 18,000 millions (approximately ThUS$ 5,283 million) from the ACR account by December 31, 2014. However, this was not sufficient to cover the shortfall. In March 2015, a new loan was approved against the ACR account to cover the shortfall of November and December 2014. In addition, an extension in the payment period was approved for all loans, which currently will have to be paid in 54 months from November 2015.
Red 1 [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Additional Tariff | kWh																																			3.00	3.00
Energy Tariff Variable Cost Per Unit Maximum | BrazilReal / MWh																																			610	610
Energy Tariff Variable Cost Per Unit Minimum | BrazilReal / MWh																																			422.56	422.56
Red 2 [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Additional Tariff | kWh																																			3.50	3.50
Energy Tariff Variable Cost Per Unit Minimum | BrazilReal / MWh																																			610	610
Yellow [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Additional Tariff | kWh																																			2.00	2.00
Energy Tariff Variable Cost Per Unit Maximum | BrazilReal / MWh																																			422.56	422.56
Energy Tariff Variable Cost Per Unit Minimum | BrazilReal / MWh																																			211.28	211.28
Green [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Energy Tariff Variable Cost Per Unit Maximum | BrazilReal / MWh																																			211.28	211.28
Red [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Energy Tariff Variable Cost Per Unit Minimum | BrazilReal / MWh																																			422.56	422.56
Resolution N°2,317 | Celg Distribuicao SA [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Adjusted tariffs per resolution																																			14.65%	14.65%
Resolution N°2,317 | Low Voltage Customer [Member] | Celg Distribuicao SA [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Adjusted tariffs per resolution																																			15.89%	15.89%
Resolution N°2,317 | High Voltage Customer [Member] | Celg Distribuicao SA [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Adjusted tariffs per resolution																																			12.03%	12.03%
Argentina [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Energy capacity																																			6,366,000	6,366,000
Number of offers proposed to deliver new energy | Offer																																			105	105
Number of other offers | Offer																																			123	123
National demand of energy with renewable sources, percentage																			8.00%
Requirement of energy capacity														1,000,000
Price for energy | USD_MW																																			54	54
Internal Rate of Return, Pre-tax													12.46%
Internal Rate of Return, After Tax													8.10%
Argentina [Member] | CAMMESA [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Contract term for fixed price of electrical supply														20-year
Argentina [Member] | Programa RenovAr (Ronda 2) [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Energy capacity					2,043,000
Number of projects | Project					88
Percentage equivalent to original call for bids					50.00%
Number of provinces | Province					18
Argentina [Member] | 2025 [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
National demand of energy with renewable sources, percentage																			20.00%
Argentina [Member] | 2019 [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Non-conventional renewable energy mid-objectives, percentage																			12.00%
Argentina [Member] | 2021 [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Non-conventional renewable energy mid-objectives, percentage																			16.00%
Argentina [Member] | 2023 [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Non-conventional renewable energy mid-objectives, percentage																			18.00%
Argentina [Member] | Biomass Energy [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Energy capacity																																			23,000	23,000
Requirement of energy capacity														65,000																					8	8
Argentina [Member] | Wind Energy [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Energy capacity																																			2,870,000	2,870,000
Requirement of energy capacity														600,000																					42	42
Argentina [Member] | Wind Energy [Member] | Ronda 1.5 [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Price for energy | USD_MW																																			765.4	765.4
Argentina [Member] | Solar Energy [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Energy capacity																																			2,305,000	2,305,000
Requirement of energy capacity														300,000																					50	50
Argentina [Member] | Solar Energy [Member] | Ronda 1.5 [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Price for energy | USD_MW																																			516.2	516.2
Argentina [Member] | Hydro Energy [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Energy capacity																																			11,000	11,000
Requirement of energy capacity														20,000																					5	5
Argentina [Member] | Biogas [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Requirement of energy capacity														15,000
Argentina [Member] | Changes in Tax Rates or Tax Laws Enacted or Announced
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Maximum limit of value added from distribution of electricity									42.00%
Number of installments | Installment			48
Argentina [Member] | Bottom of range [member] | Wind Energy [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Price for energy | USD_MW																								49
Argentina [Member] | Bottom of range [member] | Solar Energy [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Price for energy | USD_MW																								59
Argentina [Member] | Weighted average [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Price for energy | USD_MW																																			57.44	57.44
Argentina [Member] | Weighted average [Member] | Programa RenovAr (Ronda 2) [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Price for energy | USD_MW					51.5
Argentina [Member] | Resolution 482/2015 [Member] | Steam Electric Power Plants [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
New charge to finance investments paid per MWh | $ / MWh																																			15.8	15.8
Argentina [Member] | Resolution 482/2015 [Member] | Hydroelectric Power Stations [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
New charge to finance investments paid per MWh | $ / MWh																																			6.3	6.3
Argentina [Member] | Electricity Distribution [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Energy capacity																																										545,000
Energy capacity under New Thermal Generation Bid | kWh												6,000,000
Energy capacity granted under New Thermal Generation Bid | kWh												1,915,000
Number of offers proposed to deliver new energy | Offer																																											4
Argentina [Member] | Electricity Distribution [Member] | CAMMESA [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Energy capacity											234,000
Description of energy contract																																			The five (5) – ten (10) year contract will be entered into with CAMMESA as a representative of Wholesale Electricity Market (“MEM”) agents and monthly remuneration for capacity will be in US$ per MW, while energy generated with each fuel will be in US$ per MWh, as the payment priority equivalent to that of payment for liquid fuel. The supply and recognition of fuel costs will be based on current regulations, as appropriate. The minimum capacity at each interconnection node must not be less than 40MW and preferably must be of dual capacity for fuel consumption, with specific maximum consumption of up to 2,500 kcal/kWh. CAMMESA will make known the expected locations for generation between 50MW to 150MW.	The five (5) – ten (10) year contract will be entered into with CAMMESA as a representative of Wholesale Electricity Market (“MEM”) agents and monthly remuneration for capacity will be in US$ per MW, while energy generated with each fuel will be in US$ per MWh, as the payment priority equivalent to that of payment for liquid fuel. The supply and recognition of fuel costs will be based on current regulations, as appropriate. The minimum capacity at each interconnection node must not be less than 40MW and preferably must be of dual capacity for fuel consumption, with specific maximum consumption of up to 2,500 kcal/kWh. CAMMESA will make known the expected locations for generation between 50MW to 150MW.
Number of offers proposed to deliver new energy | Offer																																	7
Energy capacity granted under new pricing offers																																	956,000
Number of additional projects | Project											2
Argentina [Member] | Electricity Distribution [Member] | Top of Range [Member] | CAMMESA [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Energy consumption | kcal / kW																2,500
Argentina [Member] | Electricity Distribution [Member] | Bottom of range [member] | CAMMESA [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Energy capacity																40,000
Argentina [Member] | Resolution MEyM No. 275-E/2017 [Member] | Programa RenovAr (Ronda 2) [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Energy capacity					1,200,000
Argentina [Member] | Resolution MEyM No. 275-E/2017 [Member] | Wind Energy [Member] | Programa RenovAr (Ronda 2) [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Energy capacity					550,000
Argentina [Member] | Resolution MEyM No. 275-E/2017 [Member] | Solar Energy [Member] | Programa RenovAr (Ronda 2) [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Energy capacity					450,000
Argentina [Member] | Resolution No. 32/2015
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Revenue recognized per resolution issued | $																																																		538,000,000
Revenue recognized under other operating income per point one of resolution issued | $																																																		405,000,000
Revenue recognized under financial income per point one of resolution issued | $																																																		984,000
Revenue recognized under energy sales revenue per point two of resolution issued | $																																																		51,889,000,000
Revenue recognized under other operating income per point three of resolution issued | $																																																		17,000,000
Revenue recognized under other operating income per point four of resolution issued | $																																																		$ 62,000,000
Argentina [Member] | ENRE [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Annual remuneration recognized									$ 944,448																																															$ 14,539,836,941
Argentina [Member] | Electricity Generation | Offers Expecting to Start Service
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Energy capacity																														229,000	685,000
Number of offers proposed to deliver new energy | Offer																														4	10
Number of offers committed to start their service | Offer																																26
Number of other offers | Offer																																		5
Brazil [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Number of electric power tenders | Tender																																			4	4										2								6
Discount rate fixed by authority for tariff setting																																					50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%
Number of tariff adjustments types | TariffAdujstment																																																3
Average reduction in tariffs as part of temporary measure law																													18.00%
Brazil [Member] | Enel Distribución Ceará [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Period of ordinary tariff reviews (RTO)																																					4 years
Brazil [Member] | Enel Distribución Río [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Period of ordinary tariff reviews (RTO)																																					5 years
Brazil [Member] | A-1 Tender
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Average price quoted under tender | BrazilReal / MWh																																			177.46	177.46									118.15
Number of electric power tenders | Tender																																														1								1
Description of A-1 electric power tender																																					21 MWavg at an average price of R$118.15 MWh												One A-1 tender: 1,954 MWavg, allocated to Hydro (94%), Biomass (4%) and Gas (2%); from 1 to 3 years of energy supply
Energy capacity on tender																																			288	288											21								1,954
Percentage of energy capacity allocated to hydro																																																			94.00%
Percentage of energy capacity allocated to biomass																																																			4.00%
Percentage of energy capacity allocated to gas																																																			2.00%
Brazil [Member] | A-3 Tender
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Number of electric power tenders | Tender																																																						4
Brazil [Member] | A Three Tender One
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Average price quoted under tender | BrazilReal / MWh																																																					200
Energy capacity on tender | MWavg																																																							97
Percentage of energy capacity allocated to biomass																																																			70.00%
Description of A three electric power tenders																																																	97 MWavg, allocated to Wind (30%) and Biomass (70%), at an average price of R$200/MWh
Percentage of energy capacity allocated to wind																																																			30.00%
Brazil [Member] | A-3 Tender (Two)
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Average price quoted under tender | BrazilReal / MWh																																																					301.8
Energy capacity on tender | MWavg																																																							233
Percentage of energy capacity allocated to solar																																																			100.00%
Description of A three electric power tenders																																																	233 MWavg, allocated to Solar (100%), at an average price of R$301.8/MWh
Brazil [Member] | A-3 Tender (Three)
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Average price quoted under tender | BrazilReal / MWh																																																					189
Energy capacity on tender | MWavg																																																							314.3
Percentage of energy capacity allocated to hydro																																																			15.00%
Percentage of energy capacity allocated to biomass																																																			6.00%
Percentage of energy capacity allocated to gas																																																			7.00%
Description of A three electric power tenders																																																	314.3 MWavg, allocated to Wind (72%), Hydro (15%), Gas (7%), and Biomass (6%), at an average price of R$189/MWh
Percentage of energy capacity allocated to wind																																																			72.00%
Brazil [Member] | A-3 Tender (Four)
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Average price quoted under tender | BrazilReal / MWh																																																					249
Energy capacity on tender | MWavg																																																							508
Percentage of energy capacity allocated to solar																																																			48.00%
Description of A three electric power tenders																																																	508 MWavg, allocated to Wind (52%) and Solar (48%), at an average price of R$249/MWh.
Percentage of energy capacity allocated to wind																																																			52.00%
Brazil [Member] | A-5 Tender
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Average price quoted under tender | BrazilReal / MWh																																													198.59								259.2
Number of electric power tenders | Tender																																														1								1
Energy capacity on tender | MWavg																																															202								1,147
Percentage of energy capacity allocated to hydro																																							58.00%												18.00%
Percentage of energy capacity allocated to biomass																																							40.00%												7.00%
Percentage of energy capacity allocated to gas																																							2.00%												76.00%
Description of A five electric power tenders																																					One A-5 tender for 202 MWavg allocated to Gas (2%), Hydro (58%) and Biomass (40%), at an average price of R$198.59MWh.												One A-5 tender: 1,147 MWavg, allocated to Gas (76%), Hydro (18%) and Biomass (7%), at an average price of R$259.2 MWh.
Brazil [Member] | A Four Tender Four
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Average price quoted under tender | BrazilReal / MWh																																			144.51	144.51
Energy capacity on tender | MW																																			2,202	2,202
Percentage of energy capacity allocated to hydro																																			3.00%	3.00%
Percentage of energy capacity allocated to solar																																			77.00%	77.00%
Percentage of energy capacity allocated to wind																																			16.00%	16.00%
Description of Four A 4 energy power tenders																																			A-4, set out a tender on 18/12/2017 for 2,202 MW of energy, awarded at an average price of R$ 144.51 per MWh, the distribution by nature of generation was 3% to hydroelectric, 4% to steam-electric, 16% to wind and 77% to solar	A-4, set out a tender on 18/12/2017 for 2,202 MW of energy, awarded at an average price of R$ 144.51 per MWh, the distribution by nature of generation was 3% to hydroelectric, 4% to steam-electric, 16% to wind and 77% to solar
Percentage of energy capacity allocated to steam electric																																			4.00%	4.00%
Brazil [Member] | A-6 Tender [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Average price quoted under tender | BrazilReal / MWh																																			189.45	189.45
Energy capacity on tender | MW																																			27,366	27,366
Percentage of energy capacity allocated to hydro																																			3.00%	3.00%
Percentage of energy capacity allocated to wind																																			25.00%	25.00%
Percentage of energy capacity allocated to steam electric																																			72.00%	72.00%
Description of A-6 electric power tender																																			A-6, set out a tender on 20/12/2017 for 27,366 MW of energy, awarded at an average price of R $ 189.45 per MWh the distribution by nature of generation was 3% to hydroelectric, 72% to steam-electric, 25% to wind	A-6, set out a tender on 20/12/2017 for 27,366 MW of energy, awarded at an average price of R $ 189.45 per MWh the distribution by nature of generation was 3% to hydroelectric, 72% to steam-electric, 25% to wind
Brazil [Member] | A-2 Tender [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Average price quoted under tender | BrazilReal / MWh																																			174.52	174.52
Energy capacity on tender | MW																																			423	423
Brazil [Member] | Top of Range [Member] | A-1 Tender
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Energy supply period under tender																																																	3 years
Brazil [Member] | Bottom of range [member] | A-1 Tender
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Energy supply period under tender																																																	1 year
Brazil [Member] | Enel Distribucion Rio S A Ex Ampla Energia S A
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Average adjustment of pricing rate								(6.51%)
Maximum period for distributing companies to be compensated after rate review of distribution company receiving DIT																																			30 days	30 days
Brazil [Member] | Enel Distribucion Rio S A Ex Ampla Energia S A | Low Voltage Customer [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Average adjustment of pricing rate								(6.24%)
Brazil [Member] | Enel Distribucion Rio S A Ex Ampla Energia S A | Medium Voltage Customers [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Average adjustment of pricing rate								(7.12%)
Brazil [Member] | Enel Distribucion Rio S A Ex Ampla Energia S A | High Voltage Customer [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Average adjustment of pricing rate								(7.12%)
Brazil [Member] | Enel Distribución Ceará S.A. (formerly Coelce)
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Average adjustment of pricing rate							0.15%
Average adjustment pricing rate variation percentage							140.28%
Adjustment to pricing rate average effect percentage							3.23%
Brazil [Member] | Enel Distribución Ceará S.A. (formerly Coelce) | Low Voltage Customer [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Average adjustment of pricing rate							(0.39%)
Brazil [Member] | Enel Distribución Ceará S.A. (formerly Coelce) | High Voltage Customer [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Average adjustment of pricing rate							1.44%
Brazil [Member] | Electricity Distribution [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Average reservoir levels percentage																												1.00%
Energy amount used by distributors																																						$ 5,283,000						R$ 18,000,000,000
Brazil [Member] | Red 1 [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Additional Tariff | kWh																							3.00		3.00
Brazil [Member] | Red 2 [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Additional Tariff | kWh																							5		4.50
Brazil [Member] | Yellow [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Description of energy contract																																																	Less favorable generation of energy conditions
Additional Tariff																							1.00																														0.025
Brazil [Member] | Yellow [Member] | Top of Range [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Additional Tariff | kWh																										2.5
Brazil [Member] | Yellow [Member] | Bottom of range [member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Additional Tariff | kWh																										1.5
Brazil [Member] | Green [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Description of energy contract																																																	Favorable generation of energy conditions
Additional Tariff | BrazilReal / MWh																																																					0
Brazil [Member] | Red [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Description of energy contract																																																	Higher costs generation conditions
Additional Tariff | BrazilReal / MWh																																																					0.045
Brazil [Member] | Resolution No. 1858/2015
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Increase in rate of percentage due to tariff adjustment																						10.28%
Brazil [Member] | Resolution No. 1882/2015
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Additional average increase in tariffs																					11.69%
Brazil [Member] | Resolution No. 1869/2015
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Final average increase percentage of tariff																											37.30%
Brazil [Member] | Resolution No. 1902/2015
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Adjusted tariffs per resolution																				7.49%
Brazil [Member] | Resolution No. 1902/2015 | Enel Distribucion Rio S A Ex Ampla Energia S A
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Adjusted tariffs per resolution																	7.38%
Brazil [Member] | Resolution No. 1902/2015 | Low Voltage Customer [Member] | Enel Distribucion Rio S A Ex Ampla Energia S A
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Adjusted tariffs per resolution																	7.15%
Brazil [Member] | Resolution No. 1902/2015 | High Voltage Customer [Member] | Enel Distribucion Rio S A Ex Ampla Energia S A
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Adjusted tariffs per resolution																	7.89%
Brazil [Member] | Resolution No. 2.065
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Average increase in tariffs to customers															12.97%
Enel Rio Adjustment
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Average effect to be perceived by consumers	21.04%
Enel Rio Adjustment | Low Voltage Customer [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Average effect to be perceived by consumers	21.46%
Enel Rio Adjustment | High Voltage Customer [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Average effect to be perceived by consumers	19.94%
Enel Rio Adjustment | Factor X
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Average effect to be perceived by consumers	0.00%
Enel Rio Adjustment | Technical Losses
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Average effect to be perceived by consumers	9.10%
Peru [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Description of consumers authorized to make purchases under the MCP																																			the generators to meet their supply contracts; the distributing companies to serve their unregulated users, up to 10% of the maximum demand; and large users to attend to up to 10% of their maximum demand	the generators to meet their supply contracts; the distributing companies to serve their unregulated users, up to 10% of the maximum demand; and large users to attend to up to 10% of their maximum demand
Peru [Member] | Top of Range [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Targets for non-conventional renewable energy, percentage																																					5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
Peru [Member] | Bottom of range [member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Number of suppliers in Value Added Distribution services | Supplier																																			50,000	50,000
Peru [Member] | Non-Conventional Renewable Energy [Member] | Biomass Energy [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Energy tariffs per unit | MW																		77
Peru [Member] | Non-Conventional Renewable Energy [Member] | Wind Energy [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Energy tariffs per unit | MW																		37
Peru [Member] | Non-Conventional Renewable Energy [Member] | Solar Energy [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Energy tariffs per unit | MW																		48
Peru [Member] | Non-Conventional Renewable Energy [Member] | Hydro Energy [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Energy tariffs per unit | MW																		46
Colombia [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Distribution charges reviewing period																																					5 years
Colombia [Member] | Top of Range [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Direct or indirect market share, percentage																																							25.00%